Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

14. Leases

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining lease terms of one month to seventeen years.

Total lease costs were RMB39,327, RMB26,469 and RMB15,427 for the year ended December 31, 2020, 2021 and 2022, respectively including short-term lease costs within 12 months of RMB6,653, RMB2,540 and RMB1,936, respectively.

Consolidated balance sheet information related to leases is presented as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	48,115	33,204	4,814
LIABILITIES
Operating lease liabilities, current	16,556	12,439	1,803
Operating lease liabilities, non-current	38,832	26,482	3,840
Total	55,388	38,921	5,643

Supplemental cash flow information related to leases is as follows:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Cash paid for amounts included in the measurement of lease liabilities	38,399	26,000	15,048	2,182
Right-of-use assets obtained in exchange for operating lease liabilities	28,444	43,855	5,642	818

Other information related to lease is as follows:

	As of December 31,
	2021	2022
Weighted average remaining lease term(years)	6.81	8.08
Weighted average discount rate	5%	5%

As of December 31, 2022, maturities of lease liabilities (excluding lease payments of RMB356 for the leases with lease terms less than one year) are as follows:

As of December 31,
2022
RMB
2023	15,654
2024	6,361
2025	3,588
2026	3,576
2027 and thereafter	20,078
Total minimum lease payments	49,257
Less: interest	(10,336)
Present value of lease obligations	38,921